OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

Other current assets consist of the following:

	As of March 31,
	2024	2023
Inventory-related deposits	$252,867	$288,649
Accounts receivable, related parties	-	167,578
Prepaid insurance and other operational expenses	31,598	105,652
Deposits for sales events	23,850	120,614
Right to recover asset	-	20,975
Subtotal	308,315	703,468
Allowance for losses	(175,641)	(175,641)
	$132,674	$527,827